Note 16 - Subsequent Events (Details Textual) - M/V Molyvos Luck [Member] - Subsequent Event [Member]	Jan. 12, 2022 USD ($)
Payments to Acquire Vessel	$ 21,200,000
Charter Equivalent Rate Per Day	$ 13,250